Equity (Details 2)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Number	1,016,867
Exercisable options, Number	722,734
$1.45 [Member]
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Average exercise price | $ / shares	$ 1.45
Outstanding options, Number	112,000
Outstanding options, Average remaining contractual life (years)	4 years
Exercisable options, Average exercise price | $ / shares	$ 1.45
Exercisable options, Number	112,000
Exercisable options, Average remaining contractual life (years)	4 years
$2.30 [Member]
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Average exercise price | $ / shares	$ 2.30
Outstanding options, Number	94,000
Outstanding options, Average remaining contractual life (years)	5 years 9 months 7 days
Exercisable options, Average exercise price | $ / shares	$ 2.30
Exercisable options, Number	75,200
Exercisable options, Average remaining contractual life (years)	5 years 9 months 7 days
$5.31 [Member]
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Average exercise price | $ / shares	$ 5.31
Outstanding options, Number	131,000
Outstanding options, Average remaining contractual life (years)	6 years 7 months 21 days
Exercisable options, Average exercise price | $ / shares	$ 5.31
Exercisable options, Number	78,600
Exercisable options, Average remaining contractual life (years)	6 years 7 months 21 days
$1.64 [Member]
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Average exercise price | $ / shares	$ 1.64
Outstanding options, Number	234,000
Outstanding options, Average remaining contractual life (years)	7 years 7 months 6 days
Exercisable options, Average exercise price | $ / shares	$ 1.64
Exercisable options, Number	234,000
Exercisable options, Average remaining contractual life (years)	7 years 7 months 6 days
$1.88 [Member]
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Average exercise price | $ / shares	$ 1.88
Outstanding options, Number	445,867
Outstanding options, Average remaining contractual life (years)	8 years 2 months 19 days
Exercisable options, Average exercise price | $ / shares	$ 1.88
Exercisable options, Number	222,934
Exercisable options, Average remaining contractual life (years)	8 years 2 months 19 days